Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Point Bridge America First ETF
Shareholder Report [Line Items]
Fund Name	Point Bridge America First ETF
Class Name	Point Bridge America First ETF
Trading Symbol	MAGA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.investpolitically.com/investor-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]	Visit https://www.investpolitically.com/investor-materials/ for more recent performance information.
Net Assets	$ 26,037,340
Holdings Count | $ / shares	138
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$26,037,340
Number of Holdings	138
Portfolio Turnover	8%
30-Day SEC Yield	1.39%
30-Day SEC Yield Unsubsidized	1.39%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financial	21.5%
Industrial	17.8%
Consumer, Cyclical	14.4%
Consumer, Non-cyclical	12.0%
Energy	11.8%
Utilities	10.9%
Basic Materials	5.6%
Technology	3.4%
Communications	2.6%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets)
HEICO Corporation	1.4%
ConocoPhillips	1.4%
Lennar Corporation	1.2%
Robinhood Markets, Inc.	1.1%
Synchrony Financial	0.9%
Apollo Global Management, Inc.	0.9%
LPL Financial Holdings, Inc.	0.9%
Vistra Corporation	0.8%
Interactive Brokers Group, Inc.	0.8%
Cheniere Energy, Inc.	0.8%

Updated Prospectus Web Address	https://www.investpolitically.com/investor-materials/